Pension and other post-retirement benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits Disclosure [Line Items]
Defined contribution pension plan cost	$ 9,672	$ 8,798
Accumulated benefit obligation for pension plan	1,080,685	526,517
Defined benefit plan, amounts recognized in other comprehensive income (loss), net prior service cost (credit)		$ (7,798)
Pension Plans
Employee Benefits Disclosure [Line Items]
Expected employer contributions for next year	28,104
Other Postretirement Benefit Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Expected employer contributions for next year	$ 11,398